Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Amortization expense	$ 1,000	$ 345,903
Disposition in intangible assets	3,000
Adjustment to accumulated depreciation	$ 1,750